Summary of material accounting policies (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure Of Material Accounting Policies [Abstract]
Disclosure of detailed information about property, plant and equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 10 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2023	81,381	256,804	149,271	620,371	1,107,827
Additions	6,032	17,724	12,253	72,515	108,524
Additions - business acquisitions (Note 27)	—	96	196	1,086	1,378
Disposals/retirements	(10,236)	(27,142)	(19,273)	(86,710)	(143,361)
Foreign currency translation adjustment	3,353	5,768	2,754	17,057	28,932
As at September 30, 2024	80,530	253,250	145,201	624,319	1,103,300
Accumulated depreciation
As at September 30, 2023	26,979	165,260	94,710	431,602	718,551
Depreciation expense (Note 24)	2,550	28,974	12,988	90,306	134,818
Impairment (Note 24)	115	1,966	465	149	2,695
Disposals/retirements	(4,985)	(26,945)	(19,273)	(86,710)	(137,913)
Foreign currency translation adjustment	1,324	4,284	1,368	11,350	18,326
As at September 30, 2024	25,983	173,539	90,258	446,697	736,477
Net carrying amount as at September 30, 2024	54,547	79,711	54,943	177,622	366,823
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2022	77,371	262,972	152,083	598,725	1,091,151
Additions	1,933	29,301	16,145	111,011	158,390
Disposals/retirements	(167)	(39,269)	(20,477)	(100,769)	(160,682)
Foreign currency translation adjustment	2,244	3,800	1,520	11,404	18,968
As at September 30, 2023	81,381	256,804	149,271	620,371	1,107,827
Accumulated depreciation
As at September 30, 2022	23,467	170,647	101,302	426,127	721,543
Depreciation expense (Note 24)	3,234	28,697	12,675	98,759	143,365
Impairment (Note 24)	—	2,163	423	—	2,586
Disposals/retirements	(167)	(39,269)	(20,477)	(100,769)	(160,682)
Foreign currency translation adjustment	445	3,022	787	7,485	11,739
As at September 30, 2023	26,979	165,260	94,710	431,602	718,551
Net carrying amount as at September 30, 2023	54,402	91,544	54,561	188,769	389,276

Disclosure of estimated useful lives of intangible assets

Software	1 to 8 years
Business solutions	3 to 10 years
Client relationships and backlog	5 to 7 years

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships and backlog	Total
	$	$	$	$	$	$
Cost
As at September 30, 2023	228,673	110,225	90,139	841,740	1,248,069	2,518,846
Additions	50,534	7,720	—	100,810	—	159,064
Business acquisitions (Note 27)	69	—	—	—	124,330	124,399
Disposals/retirements	(26,301)	(5,806)	(9,672)	(20,221)	—	(62,000)
Foreign currency translation adjustment	3,203	931	1,309	5,968	39,762	51,173
As at September 30, 2024	256,178	113,070	81,776	928,297	1,412,161	2,791,482
Accumulated amortization and impairment
As at September 30, 2023	175,238	75,187	67,954	474,462	1,102,902	1,895,743
Amortization expense (Note 24)	40,088	14,810	3,838	77,701	49,304	185,741
Impairment (Note 24)	1,439	131	—	10,004	—	11,574
Disposals/retirements	(26,301)	(5,806)	(9,672)	(20,221)	—	(62,000)
Foreign currency translation adjustment	2,647	666	1,200	2,517	34,819	41,849
As at September 30, 2024	193,111	84,988	63,320	544,463	1,187,025	2,072,907
Net carrying amount as at September 30, 2024	63,067	28,082	18,456	383,834	225,136	718,575

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships and backlog	Total
	$	$	$	$	$	$
Cost
As at September 30, 2022	238,940	104,486	78,580	734,021	1,231,393	2,387,420
Additions	33,963	9,130	19,811	111,894	—	174,798
Business acquisitions (Note 27b)	—	—	—	—	(8,951)	(8,951)
Disposals/retirements	(49,103)	(3,900)	(9,002)	—	—	(62,005)
Foreign currency translation adjustment	4,873	509	750	(4,175)	25,627	27,584
As at September 30, 2023	228,673	110,225	90,139	841,740	1,248,069	2,518,846
Accumulated amortization and impairment
As at September 30, 2022	189,639	65,323	73,094	408,298	1,035,107	1,771,461
Amortization expense (Note 24)	30,475	13,421	3,274	69,053	47,824	164,047
Disposals/retirements	(49,103)	(3,900)	(9,002)	—	—	(62,005)
Foreign currency translation adjustment	4,227	343	588	(2,889)	19,971	22,240
As at September 30, 2023	175,238	75,187	67,954	474,462	1,102,902	1,895,743
Net carrying amount as at September 30, 2023	53,435	35,038	22,185	367,278	145,167	623,103